Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of intangible assets, net
Gross carrying value	¥ 155,368,000		¥ 155,230,000
Accumulated amortization	(115,320,000)		(100,696,000)
Accumulated impairment	(10,460,000)
Total	29,588,000		54,534,000		$ 4,231
Amortization expenses	14,600,000		17,100,000	¥ 20,100,000
Impairment charge	10,460,000	$ 1,496	0	¥ 0
Software
Summary of intangible assets, net
Gross carrying value	6,654,000		6,516,000
Accumulated amortization	(3,093,000)		(2,429,000)
Total	3,561,000		4,087,000
License
Summary of intangible assets, net
Gross carrying value	54,905,000		54,905,000
Accumulated amortization	(54,905,000)		(54,905,000)
Content
Summary of intangible assets, net
Gross carrying value	38,300,000		38,300,000
Accumulated amortization	(32,883,000)		(25,223,000)
Accumulated impairment	(3,150,000)
Total	2,267,000		13,077,000
Brand name
Summary of intangible assets, net
Gross carrying value	48,000,000		48,000,000
Accumulated amortization	(18,617,000)		(13,817,000)
Accumulated impairment	(7,150,000)
Total	22,233,000		34,183,000
Technology
Summary of intangible assets, net
Gross carrying value	7,500,000		7,500,000
Accumulated amortization	(5,813,000)		(4,313,000)
Accumulated impairment	(160,000)
Total	1,527,000		3,187,000
Others
Summary of intangible assets, net
Gross carrying value	9,000		9,000
Accumulated amortization	¥ (9,000)		¥ (9,000)